Goodwill and intangible assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 761.7	$ 762.2
Goodwill impairment	0.0	0.0
Indefinite-lived intangible assets	0.5	0.5
Amortization expense on intangible asset	66.2	65.8
Unfavorable leasehold interests	16.2	18.5
Amortization expense on unfavorable leasehold interests	2.3	2.3
Goodwill, impairment loss	0.0	0.0
Favorable Leasehold Interests
Goodwill And Intangible Assets Disclosure [Line Items]
Amortization expense on intangible asset	$ 5.9	$ 5.4